Annual Total Returns[BarChart] - PIMCO California Intermediate Municipal Bond Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.98%	6.13%	(1.22%)	5.24%	2.97%	(0.46%)	4.60%	1.05%	6.31%	4.18%